DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Disclosure of detailed information about financial instruments [line items]
Reserve of cash flow hedges, net of tax	$ (0.1)	$ 0.5	$ 0.6
Interest rate swap contracts
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income that will be reclassified to profit or loss, before tax	(0.1)
Interest rate swap contracts | Tenigal S. de R.L. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 100.0
Derivative, average fixed interest rate				1.92%
Reserve of cash flow hedges, net of tax	(0.1)
Non-deliverable forward contract | Ternium Colombia S.A.S (formerly Ferrasa S.A.S)
Disclosure of detailed information about financial instruments [line items]
Notional amount	70.2
Forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount	146.5
Forward contract | Ternium Investments S.à.r.l.
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 10.9